Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND II
Entity Central Index Key	0001510337
Document Period End Date	Jun. 30, 2024
C000099049 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging Markets AlphaDEX® Fund
Class Name	First Trust Emerging Markets AlphaDEX® Fund
Trading Symbol	FEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Emerging Markets AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets AlphaDEX® Fund	$42	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 446,199,959
Holdings Count | Holding	157
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$446,199,959
Total number of portfolio holdings	157
Portfolio turnover rate	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
BIM Birlesik Magazalar A/S	1.6%
Turkcell Iletisim Hizmetleri A/S	1.5%
Orient Overseas International Ltd.	1.4%
Akbank T.A.S.	1.4%
COSCO SHIPPING Holdings Co., Ltd., Class H	1.4%
YTL Corp. Bhd	1.4%
Samvardhana Motherson International Ltd.	1.4%
YTL Power International Bhd	1.3%
Yapi ve Kredi Bankasi A/S	1.3%
Coca-Cola Icecek A/S	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
BIM Birlesik Magazalar A/S	1.6%
Turkcell Iletisim Hizmetleri A/S	1.5%
Orient Overseas International Ltd.	1.4%
Akbank T.A.S.	1.4%
COSCO SHIPPING Holdings Co., Ltd., Class H	1.4%
YTL Corp. Bhd	1.4%
Samvardhana Motherson International Ltd.	1.4%
YTL Power International Bhd	1.3%
Yapi ve Kredi Bankasi A/S	1.3%
Coca-Cola Icecek A/S	1.2%

C000099057 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Asia Pacific ex-Japan AlphaDEX® Fund
Class Name	First Trust Asia Pacific ex-Japan AlphaDEX® Fund
Trading Symbol	FPA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 14,098,428
Holdings Count | Holding	102
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$14,098,428
Total number of portfolio holdings	102
Portfolio turnover rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
HD Hyundai Electric Co., Ltd.	2.7%
Alteogen, Inc.	2.1%
Yancoal Australia Ltd.	2.1%
Hyundai Motor Co.	2.0%
Hyundai Glovis Co., Ltd.	1.9%
Hanwha Aerospace Co., Ltd.	1.9%
Kia Corp.	1.8%
Jardine Cycle & Carriage Ltd.	1.8%
KB Financial Group, Inc.	1.8%
Swire Pacific Ltd., Class A	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
HD Hyundai Electric Co., Ltd.	2.7%
Alteogen, Inc.	2.1%
Yancoal Australia Ltd.	2.1%
Hyundai Motor Co.	2.0%
Hyundai Glovis Co., Ltd.	1.9%
Hanwha Aerospace Co., Ltd.	1.9%
Kia Corp.	1.8%
Jardine Cycle & Carriage Ltd.	1.8%
KB Financial Group, Inc.	1.8%
Swire Pacific Ltd., Class A	1.7%

C000111811 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust India NIFTY 50 Equal Weight ETF
Class Name	First Trust India NIFTY 50 Equal Weight ETF
Trading Symbol	NFTY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust India NIFTY 50 Equal Weight ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NFTY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/NFTY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust India NIFTY 50 Equal Weight ETF	$42	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[3]
Net Assets	$ 243,074,644
Holdings Count | Holding	50
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$243,074,644
Total number of portfolio holdings	50
Portfolio turnover rate	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Reliance Industries Ltd.	2.1%
UltraTech Cement Ltd.	2.1%
Grasim Industries Ltd.	2.1%
Dr. Reddy’s Laboratories Ltd.	2.1%
LTIMindtree Ltd.	2.1%
NTPC Ltd.	2.1%
Tata Motors Ltd.	2.0%
Wipro Ltd.	2.0%
Oil & Natural Gas Corp., Ltd.	2.0%
Bharat Petroleum Corp., Ltd.	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Reliance Industries Ltd.	2.1%
UltraTech Cement Ltd.	2.1%
Grasim Industries Ltd.	2.1%
Dr. Reddy’s Laboratories Ltd.	2.1%
LTIMindtree Ltd.	2.1%
NTPC Ltd.	2.1%
Tata Motors Ltd.	2.0%
Wipro Ltd.	2.0%
Oil & Natural Gas Corp., Ltd.	2.0%
Bharat Petroleum Corp., Ltd.	2.0%

C000112037 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging Markets Small Cap AlphaDEX® Fund
Class Name	First Trust Emerging Markets Small Cap AlphaDEX® Fund
Trading Symbol	FEMS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Emerging Markets Small Cap AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEMS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEMS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Small Cap AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[4]
Net Assets	$ 328,840,151
Holdings Count | Holding	212
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$328,840,151
Total number of portfolio holdings	212
Portfolio turnover rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mavi Giyim Sanayi Ve Ticaret A/S, Class B	1.3%
Ulker Biskuvi Sanayi A/S	1.2%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1.2%
Anadolu Anonim Turk Sigorta Sirketi	1.2%
MLP Saglik Hizmetleri A/S	1.1%
Mizuho Financial Group, Inc.	1.1%
Daiwa Capital Markets America, Inc.	1.1%
TAV Havalimanlari Holding A/S	1.1%
Mah Sing Group Bhd	1.1%
NCC Ltd.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mavi Giyim Sanayi Ve Ticaret A/S, Class B	1.3%
Ulker Biskuvi Sanayi A/S	1.2%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1.2%
Anadolu Anonim Turk Sigorta Sirketi	1.2%
MLP Saglik Hizmetleri A/S	1.1%
Mizuho Financial Group, Inc.	1.1%
Daiwa Capital Markets America, Inc.	1.1%
TAV Havalimanlari Holding A/S	1.1%
Mah Sing Group Bhd	1.1%
NCC Ltd.	1.0%

C000099050 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Europe AlphaDEX® Fund
Class Name	First Trust Europe AlphaDEX® Fund
Trading Symbol	FEP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Europe AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Europe AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[5]
Net Assets	$ 206,247,009
Holdings Count | Holding	204
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$206,247,009
Total number of portfolio holdings	204
Portfolio turnover rate	43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
A.P. Moller - Maersk A/S, Class B	1.2%
Banco de Sabadell S.A.	1.0%
Kongsberg Gruppen ASA	1.0%
Schibsted ASA, Class A	1.0%
Cargotec Oyj, Class B	1.0%
3i Group PLC	0.9%
Equinor ASA	0.9%
Konecranes Oyj	0.9%
Investor AB, Class B	0.9%
Rolls-Royce Holdings PLC	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
A.P. Moller - Maersk A/S, Class B	1.2%
Banco de Sabadell S.A.	1.0%
Kongsberg Gruppen ASA	1.0%
Schibsted ASA, Class A	1.0%
Cargotec Oyj, Class B	1.0%
3i Group PLC	0.9%
Equinor ASA	0.9%
Konecranes Oyj	0.9%
Investor AB, Class B	0.9%
Rolls-Royce Holdings PLC	0.9%

C000099053 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust China AlphaDEX® Fund
Class Name	First Trust China AlphaDEX® Fund
Trading Symbol	FCA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust China AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust China AlphaDEX® Fund	$42	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[6]
Net Assets	$ 5,063,039
Holdings Count | Holding	51
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$5,063,039
Total number of portfolio holdings	51
Portfolio turnover rate	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
COSCO SHIPPING Holdings Co., Ltd., Class H	5.1%
Mizuho Financial Group, Inc.	3.8%
PetroChina Co., Ltd., Class H	3.6%
Inner Mongolia Yitai Coal Co., Ltd., Class B	3.4%
Orient Overseas International Ltd.	3.4%
Kunlun Energy Co., Ltd.	3.4%
Weichai Power Co., Ltd., Class H	3.4%
New Oriental Education & Technology Group, Inc.	3.2%
BYD Electronic International Co., Ltd.	3.1%
Sinotruk Hong Kong Ltd.	3.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
COSCO SHIPPING Holdings Co., Ltd., Class H	5.1%
Mizuho Financial Group, Inc.	3.8%
PetroChina Co., Ltd., Class H	3.6%
Inner Mongolia Yitai Coal Co., Ltd., Class B	3.4%
Orient Overseas International Ltd.	3.4%
Kunlun Energy Co., Ltd.	3.4%
Weichai Power Co., Ltd., Class H	3.4%
New Oriental Education & Technology Group, Inc.	3.2%
BYD Electronic International Co., Ltd.	3.1%
Sinotruk Hong Kong Ltd.	3.1%

C000099051 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Latin America AlphaDEX® Fund
Class Name	First Trust Latin America AlphaDEX® Fund
Trading Symbol	FLN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Latin America AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FLN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Latin America AlphaDEX® Fund	$37	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.80%	[7]
Net Assets	$ 21,127,180
Holdings Count | Holding	50
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$21,127,180
Total number of portfolio holdings	50
Portfolio turnover rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NU Holdings Ltd., Class A	4.2%
BRF S.A.	3.8%
Embraer S.A.	3.7%
Petroleo Brasileiro S.A.	3.7%
Cia Energetica de Minas Gerais	3.5%
Gerdau S.A.	3.4%
Coca-Cola Femsa S.A.B. de C.V.	3.4%
Qualitas Controladora S.A.B. de C.V.	3.4%
El Puerto de Liverpool S.A.B. de C.V.	3.2%
Banco de Credito e Inversiones S.A.	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NU Holdings Ltd., Class A	4.2%
BRF S.A.	3.8%
Embraer S.A.	3.7%
Petroleo Brasileiro S.A.	3.7%
Cia Energetica de Minas Gerais	3.5%
Gerdau S.A.	3.4%
Coca-Cola Femsa S.A.B. de C.V.	3.4%
Qualitas Controladora S.A.B. de C.V.	3.4%
El Puerto de Liverpool S.A.B. de C.V.	3.2%
Banco de Credito e Inversiones S.A.	3.0%

C000099054 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Japan AlphaDEX® Fund
Class Name	First Trust Japan AlphaDEX® Fund
Trading Symbol	FJP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Japan AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Japan AlphaDEX® Fund	$40	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[8]
Net Assets	$ 189,687,057
Holdings Count | Holding	104
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$189,687,057
Total number of portfolio holdings	104
Portfolio turnover rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Ebara Corp.	2.1%
Nomura Holdings, Inc.	2.0%
Lawson, Inc.	2.0%
Subaru Corp.	1.9%
Daiwa Securities Group, Inc.	1.8%
NEC Corp.	1.8%
Inpex Corp.	1.7%
Osaka Gas Co., Ltd.	1.7%
Tokyo Electric Power Company Holdings, Inc.	1.7%
Kawasaki Kisen Kaisha Ltd.	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Ebara Corp.	2.1%
Nomura Holdings, Inc.	2.0%
Lawson, Inc.	2.0%
Subaru Corp.	1.9%
Daiwa Securities Group, Inc.	1.8%
NEC Corp.	1.8%
Inpex Corp.	1.7%
Osaka Gas Co., Ltd.	1.7%
Tokyo Electric Power Company Holdings, Inc.	1.7%
Kawasaki Kisen Kaisha Ltd.	1.6%

C000111808 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Germany AlphaDEX® Fund
Class Name	First Trust Germany AlphaDEX® Fund
Trading Symbol	FGM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Germany AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FGM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Germany AlphaDEX® Fund	$39	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[9]
Net Assets	$ 9,225,582
Holdings Count | Holding	41
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$9,225,582
Total number of portfolio holdings	41
Portfolio turnover rate	54%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Rheinmetall AG	7.1%
Deutsche Bank AG	5.2%
HOCHTIEF AG	4.5%
Mercedes-Benz Group AG	4.4%
Volkswagen AG	4.0%
Talanx AG	3.9%
Porsche Automobil Holding SE	3.9%
Bayerische Motoren Werke AG	3.8%
Deutsche Telekom AG	3.7%
Schaeffler AG	3.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Rheinmetall AG	7.1%
Deutsche Bank AG	5.2%
HOCHTIEF AG	4.5%
Mercedes-Benz Group AG	4.4%
Volkswagen AG	4.0%
Talanx AG	3.9%
Porsche Automobil Holding SE	3.9%
Bayerische Motoren Werke AG	3.8%
Deutsche Telekom AG	3.7%
Schaeffler AG	3.3%

C000099052 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Brazil AlphaDEX® Fund
Class Name	First Trust Brazil AlphaDEX® Fund
Trading Symbol	FBZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Brazil AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FBZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Brazil AlphaDEX® Fund	$37	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.80%	[10]
Net Assets	$ 5,755,553
Holdings Count | Holding	50
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$5,755,553
Total number of portfolio holdings	50
Portfolio turnover rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Embraer S.A.	5.5%
BRF S.A.	4.5%
Inter & Co., Inc., Class A	4.3%
Cia Energetica de Minas Gerais	3.8%
Petroleo Brasileiro S.A.	3.6%
Metalurgica Gerdau S.A.	3.3%
Gerdau S.A.	3.2%
Pagseguro Digital Ltd., Class A	2.9%
Suzano S.A.	2.8%
Ultrapar Participacoes S.A.	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Embraer S.A.	5.5%
BRF S.A.	4.5%
Inter & Co., Inc., Class A	4.3%
Cia Energetica de Minas Gerais	3.8%
Petroleo Brasileiro S.A.	3.6%
Metalurgica Gerdau S.A.	3.3%
Gerdau S.A.	3.2%
Pagseguro Digital Ltd., Class A	2.9%
Suzano S.A.	2.8%
Ultrapar Participacoes S.A.	2.8%

C000099056 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Developed Markets ex-US AlphaDEX® Fund
Class Name	First Trust Developed Markets ex-US AlphaDEX® Fund
Trading Symbol	FDT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Developed Markets ex-US AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[11]
Net Assets	$ 409,288,893
Holdings Count | Holding	303
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$409,288,893
Total number of portfolio holdings	303
Portfolio turnover rate	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
HD Hyundai Electric Co., Ltd.	0.9%
A.P. Moller - Maersk A/S, Class B	0.8%
Yancoal Australia Ltd.	0.7%
Celestica, Inc.	0.7%
MS&AD Insurance Group Holdings, Inc.	0.7%
Banco de Sabadell S.A.	0.7%
Mitsubishi Heavy Industries Ltd.	0.7%
Hyundai Glovis Co., Ltd.	0.7%
Kansai Electric Power (The) Co., Inc.	0.7%
Hanwha Aerospace Co., Ltd.	0.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
HD Hyundai Electric Co., Ltd.	0.9%
A.P. Moller - Maersk A/S, Class B	0.8%
Yancoal Australia Ltd.	0.7%
Celestica, Inc.	0.7%
MS&AD Insurance Group Holdings, Inc.	0.7%
Banco de Sabadell S.A.	0.7%
Mitsubishi Heavy Industries Ltd.	0.7%
Hyundai Glovis Co., Ltd.	0.7%
Kansai Electric Power (The) Co., Inc.	0.7%
Hanwha Aerospace Co., Ltd.	0.6%

C000111810 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Switzerland AlphaDEX® Fund
Class Name	First Trust Switzerland AlphaDEX® Fund
Trading Symbol	FSZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Switzerland AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Switzerland AlphaDEX® Fund	$40	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[12]
Net Assets	$ 83,499,124
Holdings Count | Holding	41
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$83,499,124
Total number of portfolio holdings	41
Portfolio turnover rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ABB Ltd.	5.3%
EFG International AG	4.8%
Holcim AG	4.8%
Bucher Industries AG	4.0%
UBS Group AG	4.0%
BKW AG	3.8%
SFS Group AG	3.6%
Logitech International S.A.	3.4%
Siegfried Holding AG	3.4%
Julius Baer Group Ltd.	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ABB Ltd.	5.3%
EFG International AG	4.8%
Holcim AG	4.8%
Bucher Industries AG	4.0%
UBS Group AG	4.0%
BKW AG	3.8%
SFS Group AG	3.6%
Logitech International S.A.	3.4%
Siegfried Holding AG	3.4%
Julius Baer Group Ltd.	3.4%

C000112036 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund
Class Name	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund
Trading Symbol	FDTS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDTS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDTS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	$40	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[13]
Net Assets	$ 8,249,753
Holdings Count | Holding	404
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$8,249,753
Total number of portfolio holdings	404
Portfolio turnover rate	55%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mizuho Financial Group, Inc.	1.3%
Future PLC	0.7%
BW LPG Ltd.	0.7%
Bird Construction, Inc.	0.6%
Doosan Co., Ltd.	0.6%
Greencore Group PLC	0.6%
Hoegh Autoliners ASA	0.6%
SL Corp.	0.6%
Hokkaido Electric Power Co., Inc.	0.6%
LS Electric Co., Ltd.	0.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mizuho Financial Group, Inc.	1.3%
Future PLC	0.7%
BW LPG Ltd.	0.7%
Bird Construction, Inc.	0.6%
Doosan Co., Ltd.	0.6%
Greencore Group PLC	0.6%
Hoegh Autoliners ASA	0.6%
SL Corp.	0.6%
Hokkaido Electric Power Co., Inc.	0.6%
LS Electric Co., Ltd.	0.6%

C000111812 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust United Kingdom AlphaDEX® Fund
Class Name	First Trust United Kingdom AlphaDEX® Fund
Trading Symbol	FKU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust United Kingdom AlphaDEX® Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FKU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FKU
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust United Kingdom AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[14]
Net Assets	$ 66,657,748
Holdings Count | Holding	77
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$66,657,748
Total number of portfolio holdings	77
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	3.2%
3i Group PLC	2.7%
NatWest Group PLC	2.4%
BT Group PLC	2.4%
Shell PLC	2.3%
DS Smith PLC	2.3%
Barclays PLC	2.3%
British American Tobacco PLC	2.3%
Marks & Spencer Group PLC	2.2%
Associated British Foods PLC	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Rolls-Royce Holdings PLC	3.2%
3i Group PLC	2.7%
NatWest Group PLC	2.4%
BT Group PLC	2.4%
Shell PLC	2.3%
DS Smith PLC	2.3%
Barclays PLC	2.3%
British American Tobacco PLC	2.3%
Marks & Spencer Group PLC	2.2%
Associated British Foods PLC	2.2%

C000147004 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Eurozone AlphaDEX® ETF
Class Name	First Trust Eurozone AlphaDEX® ETF
Trading Symbol	FEUZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Eurozone AlphaDEX® ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEUZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEUZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Eurozone AlphaDEX® ETF	$40	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[15]
Net Assets	$ 53,793,903
Holdings Count | Holding	152
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$53,793,903
Total number of portfolio holdings	152
Portfolio turnover rate	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Banco de Sabadell S.A.	1.4%
Cargotec Oyj, Class B	1.3%
Konecranes Oyj	1.2%
Teleperformance SE	1.2%
BPER Banca S.p.A.	1.2%
Saipem S.p.A.	1.2%
Banca Monte dei Paschi di Siena S.p.A.	1.2%
Colruyt Group N.V.	1.2%
Buzzi S.p.A.	1.2%
Deutsche Bank AG	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Banco de Sabadell S.A.	1.4%
Cargotec Oyj, Class B	1.3%
Konecranes Oyj	1.2%
Teleperformance SE	1.2%
BPER Banca S.p.A.	1.2%
Saipem S.p.A.	1.2%
Banca Monte dei Paschi di Siena S.p.A.	1.2%
Colruyt Group N.V.	1.2%
Buzzi S.p.A.	1.2%
Deutsche Bank AG	1.2%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.